dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Oct. 01, 2019	Aug. 01, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Dividends per share
Dividends per share		$ 0.5625	$ 0.5625	$ 0.5450	$ 0.5250	$ 0.5050	$ 1.1075	$ 1.0300
Dividends Declared			$ 339	$ 329	$ 315	$ 299	$ 668	$ 614
Dividend Reinvestment and Share Purchase Plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)	2.00%
Dividend reinvestment in Common Shares			$ 15		$ 14		$ 28	$ 27
Purchase plan discount			0.00%		0.00%		0.00%	0.00%